ACQUISITION OF DYNAMIC INDONESIA HOLDINGS LIMITED (Details Narrative) - Seamless Group Inc [Member] - USD ($)	Oct. 03, 2022	Jun. 02, 2022	Jun. 01, 2022	Mar. 31, 2022
Dynamic Indonesia Holdings Limited [Member]
Accounts receivables and other receivables		$ 600,000
Property plant and equipment		200,000
Operating lease right-of-use assets		100,000
Other assets		1,600,000
Liabilities		$ 4,100,000
Dynamic Indonesia Holdings Ltd [Member]
Ownership percentage				51.00%
Subscription Agreement [Member] | Dynamic Indonesia Holdings Ltd [Member] | Minimum [Member]
Ownership percentage	51.00%		49.00%
Subscription Agreement [Member] | Dynamic Indonesia Holdings Ltd [Member] | Maximum [Member]
Ownership percentage	54.00%		51.00%
Subscription Agreement [Member] | Dynamic Indonesia Holdings Ltd [Member] | Share Based Compensation Award Tranche Five [Member]
Issuance of class B ordinary share to sponsor, shares		5,000
Subscription Agreement [Member] | Dynamic Indonesia Holdings Ltd [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Issuance of class B ordinary share to sponsor, shares	1,000	1,000
Issuance of shares, value	$ 200,000	$ 200,000